Pension Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in accumulated other comprehensive loss
Amounts reclassified out of accumulated other comprehensive income into the statement of operations are as follows:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income		Affected line item in the statement of operations
	Three months ended June 30,
	2013	2012
	(millions)
Gains and losses on cash flow hedges (Note 8)
Interest rate swaps	$(2)	$(5)	Investment income
Foreign exchange contracts	1	(2)	Other operating expenses
	(1)	(7)	Total before tax
Tax	—	1
	$(1)	$(6)	Net of tax
Amortization of defined benefit pension items (Note 6)
Prior service gain	$(2)	$(2)	Salaries and benefits
Net actuarial loss	14	12	Salaries and benefits
	12	10	Total before tax
Tax	(1)	(3)
	$11	$7	Net of tax

Total reclassifications for the period	$10	$1

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income		Affected line item in the statement of operations
	Six months ended June 30,
	2013	2012
	(millions)
Gains and losses on cash flow hedges (Note 8)
Interest rate swaps	$(3)	$(3)	Investment income
Foreign exchange contracts	(1)	—	Other operating expenses
	(4)	(3)	Total before tax
Tax	1	1
	$(3)	$(2)	Net of tax
Amortization of defined benefit pension items (Note 6)
Prior service gain	$(3)	$(3)	Salaries and benefits
Net actuarial loss	27	24	Salaries and benefits
	24	21	Total before tax
Tax	(4)	(6)
	$20	$15	Net of tax

Total reclassifications for the period	$17	$13

	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
		(millions)
Net actuarial loss	$831	$698	$332	$303
Prior service gain	(29)	(35)	—	—

Components of the net periodic benefit cost and other amounts
The components of the net periodic benefit (income) cost of the UK, US and international and US non-qualified defined benefit plans are as follows:

	Three months ended June 30,
	UK Pension Benefits		US Pension Benefits		International and US non-qualified Pension Benefits
	2013	2012	2013	2012	2013	2012
	(millions)
Components of net periodic benefit (income) cost:
Service cost	$9	$9	$—	$—	$1	$1
Interest cost	27	27	9	10	2	1
Expected return on plan assets	(47)	(45)	(12)	(12)	(2)	(1)
Amortization of unrecognized prior service gain	(2)	(2)	—	—	—	—
Amortization of unrecognized actuarial loss	11	10	2	2	1	—
Net periodic benefit (income) cost	$(2)	$(1)	$(1)	$—	$2	$1

	Six months ended June 30,
	UK Pension Benefits		US Pension Benefits		International and US non-qualified Pension Benefits
	2013	2012	2013	2012	2013	2012
	(millions)
Components of net periodic benefit (income) cost:
Service cost	$18	$17	$—	$—	$2	$2
Interest cost	54	54	19	20	3	3
Expected return on plan assets	(94)	(90)	(25)	(23)	(3)	(3)
Amortization of unrecognized prior service gain	(3)	(3)	—	—	—	—
Amortization of unrecognized actuarial loss	22	20	4	4	1	—
Net periodic benefit (income) cost	$(3)	$(2)	$(2)	$1	$3	$2

	Years ended December 31,
	UK Pension Benefits			US Pension Benefits
	2012	2011	2010	2012	2011	2010
			(millions)
Components of net periodic benefit cost:
Service cost	$35	$36	$37	$—	$—	$—
Interest cost	108	106	100	41	41	40
Expected return on plan assets	(181)	(161)	(141)	(46)	(44)	(42)
Amortization of unrecognized prior service gain	(6)	(5)	(5)	—	—	—
Amortization of unrecognized actuarial loss	39	30	37	8	3	3
Net periodic benefit (income) cost	$(5)	$6	$28	$3	$—	$1
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial loss (gain)	$141	$164	$(20)	$37	$137	$29
Amortization of unrecognized actuarial loss	(39)	(30)	(37)	(8)	(3)	(3)
Prior service gain	—	(10)	—	—	—	—
Amortization of unrecognized prior service gain	6	5	5	—	—	—
Total recognized in other comprehensive income (loss)	$108	$129	$(52)	$29	$134	$26
Total recognized in net periodic benefit cost and other comprehensive income	$103	$135	$(24)	$32	$134	$27

Estimated net loss and prior service cost to be amortized from accumulated other comprehensive loss into net periodic benefit cost

	UK Pension Benefits	US Pension Benefits
	(millions)
Estimated net loss	$47	$9
Prior service gain	(6)	—

Schedule of other information concerning defined benefit pension plans

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
Weighted-average assumptions to determine benefit obligations:
Discount rate	4.4%	4.8%	4.1%	4.6%
Rate of compensation increase	2.3%	2.1%	N/A	N/A
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.8%	5.5%	4.6%	5.6%
Expected return on plan assets	7.5%	7.5%	7.3%	7.5%
Rate of compensation increase	2.1%	2.6%	N/A	N/A

Pension plan asset allocations based on fair values

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
Asset Category	2012	2011	2012	2011
Equity securities	41%	42%	49%	44%
Debt securities	37%	35%	50%	54%
Hedge funds	17%	18%	—%	—%
Real estate	3%	4%	—%	—%
Cash	2%	1%	—%	—%
Other	—%	—%	1%	2%
Total	100%	100%	100%	100%

Changes in the UK pension plan's Level 3 assets

UK Pension
Plan
Level 3
(millions)
Balance at January 1, 2011	$483
Purchases, sales, issuances and settlements, net	2
Unrealized and realized gains relating to instruments still held at end of year	(7)
Foreign exchange	(2)
Balance at December 31, 2011	$476
Purchases, sales, issuances and settlements, net	(2)
Unrealized and realized gains relating to instruments still held at end of year	17
Foreign exchange	16
Balance at December 31, 2012	$507

Expected future benefit payments

Expected future benefit payments	UK Pension Benefits	US Pension Benefits
	(millions)
2013	81	33
2014	83	35
2015	86	38
2016	88	41
2017	91	43
2018-2022	497	267

UK Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis

	UK Pension Plan
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$492	$108	$—	$600
UK equities	317	59	—	376
Other equities	28	97	—	125
Fixed income securities:
US Government bonds	11	—	—	11
UK Government bonds	625	—	—	625
Other Government bonds	13	—	—	13
UK corporate bonds	112	—	—	112
Other corporate bonds	29	—	—	29
Derivatives	—	217	—	217
Real estate	—	—	76	76
Cash	53	—	—	53
Other investments:
Hedge funds	—	27	431	458
Other	8	13	—	21
Total	$1,688	$521	$507	$2,716

	UK Pension Plan
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$422	$93	$—	$515
UK equities	278	41	—	319
Other equities	15	137	—	152
Fixed income securities:
US Government bonds	—	—	—	—
UK Government bonds	599	—	—	599
Other Government bonds	1	—	—	1
UK corporate bonds	63	—	—	63
Other corporate bonds	23	—	—	23
Derivatives	—	158	—	158
Real estate	—	—	86	86
Cash	28	—	—	28
Other investments:
Hedge funds	—	26	388	414
Other	—	(7)	2	(5)
Total	$1,429	$448	$476	$2,353

US Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis

	US Pension Plan
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$144	$78	$—	$222
Non US equities	98	27	—	125
Fixed income securities:
US Government bonds	—	69	—	69
US corporate bonds	—	144	—	144
International fixed income securities	52	39	—	91
Municipal & Non US government bonds	—	35	—	35
Other investments:
Mortgage backed securities	—	13	—	13
Other	3	6	—	9
Total	$297	$411	$—	$708

	US Pension Plan
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$176	$—	$—	$176
Non US equities	101	—	—	101
Fixed income securities:
US Government bonds	—	92	—	92
US corporate bonds	—	130	—	130
International fixed income securities	48	33	—	81
Municipal & Non US government bonds	—	32	—	32
Other investments:
Mortgage backed securities	—	10	—	10
Other	5	10	—	15
Total	$330	$307	$—	$637

US and UK Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plans

	UK Pension Benefits		US Pension Benefits
	2012	2011	2012	2011
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$2,217	$1,906	$895	$756
Service cost	35	36	—	—
Interest cost	108	106	41	41
Employee contributions	2	2	—	—
Actuarial loss	186	272	71	127
Benefits paid	(77)	(72)	(49)	(29)
Foreign currency changes	111	(23)	—	—
Plan amendments	—	(10)	—	—
Benefit obligations, end of year	2,582	2,217	958	895
Change in plan assets:
Fair value of plan assets, beginning of year	2,353	2,085	637	602
Actual return on plan assets	226	269	80	34
Employee contributions	2	2	—	—
Employer contributions	92	92	40	30
Benefits paid	(77)	(72)	(49)	(29)
Foreign currency changes	120	(23)	—	—
Fair value of plan assets, end of year	2,716	2,353	708	637
Funded status at end of year	$134	$136	$(250)	$(258)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$134	$136	$—	$—
Liability for pension benefits	—	—	(250)	(258)

International Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plans

	International and US non-qualified Pension Plans
	2012	2011
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$131	$135
Service cost	3	4
Interest cost	7	7
Actuarial loss (gain)	30	(4)
Benefits paid	(6)	(6)
Employee contributions	1	—
Curtailment	—	(1)
Reclassification from other non-current liabilities (i)	9	—
Foreign currency changes	5	(4)
Benefit obligations, end of year	180	131
Change in plan assets:
Fair value of plan assets, beginning of year	128	125
Actual return on plan assets	11	1
Employer contributions	11	13
Employee contributions	1	—
Benefits paid	(6)	(6)
Foreign currency changes	5	(5)
Fair value of plan assets, end of year	150	128
Funded status at end of year	$(30)	$(3)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$2	$9
Liability for pension benefits	$(32)	$(12)

Amounts recognized in accumulated other comprehensive loss

	International and US non-qualified Pension Benefits
	2012	2011	2010
	(millions)
Components of net periodic benefit cost:
Service cost	$3	$4	$4
Interest cost	7	7	7
Expected return on plan assets	(6)	(6)	(6)
Amortization of unrecognized actuarial loss	—	1	—
Curtailment (gain) loss	—	(1)	1
Net periodic benefit cost	$4	$5	$6
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Amortization of unrecognized actuarial loss	$—	$(1)	$—
Net actuarial loss (gain)	25	2	(13)
Total recognized in other comprehensive loss (income)	25	1	(13)
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$29	$6	$(7)

Schedule of other information concerning defined benefit pension plans

International and US non-qualified Pension Benefits
	2012	2011
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.50% - 3.75%	3.30% – 5.30%
Rate of compensation increase	2.00% - 2.00%	2.50% – 3.00%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.30% - 5.30%	4.00% – 5.10%
Expected return on plan assets	2.00% - 5.73%	4.80% – 5.73%
Rate of compensation increase	2.50% - 3.00%	2.50% – 3.00%

Pension plan asset allocations based on fair values

	International and US non-qualified Pension Benefits
Asset Category	2012	2011
Equity securities	35%	35%
Debt securities	55%	58%
Real estate	3%	4%
Other	7%	3%
Total	100%	100%

	International and US non-qualified Pension Plans
December 31, 2012	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$24	$—	$—	$24
UK equities	5	—	—	5
Overseas equities	22	—	1	23
Fixed income securities:
Other Government bonds	49	—	—	49
Corporate bonds	—	9	—	9
Derivative instruments	—	24	—	24
Real estate	—	—	5	5
Cash	5	—	—	5
Other investments:
Other investments	—	1	5	6
Total	$105	$34	$11	$150

	International and US non-qualified Pension Plans
December 31, 2011	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$20	$—	$—	$20
UK equities	4	—	—	4
Overseas equities	18	—	1	19
Fixed income securities:
Other Government bonds	48	1	—	49
Derivative instruments	—	22	—	22
Real estate	—	—	5	5
Cash	4	—	—	4
Other investments:
Other investments	—	—	5	5
Total	$94	$23	$11	$128

Expected future benefit payments

International and US non-qualified
Pension
Expected future benefit payments	Benefits
(millions)
2013	$5
2014	5
2015	6
2016	6
2017	6
2018-2022	34